Segment and geographic information	6 Months Ended
Sep. 30, 2015
Segment and geographic information
Segment and geographic information

15. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2014
Non-interest revenue	¥222,691	¥43,219	¥299,636	¥127,647	¥693,193
Net interest revenue	2,112	1,810	79,820	(38,353)	45,389

Net revenue	224,803	45,029	379,456	89,294	738,582
Non-interest expenses	154,332	28,946	351,508	84,206	618,992

Income (loss) before income taxes	¥70,471	¥16,083	¥27,948	¥5,088	¥119,590

Six months ended September 30, 2015
Non-interest revenue	¥243,509	¥47,272	¥322,744	¥89,542	¥703,067
Net interest revenue	2,838	2,499	75,351	(21,218)	59,470

Net revenue	246,347	49,771	398,095	68,324	762,537
Non-interest expenses	158,703	29,613	369,795	76,636	634,747

Income (loss) before income taxes	¥87,644	¥20,158	¥28,300	¥(8,312)	¥127,790

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2014
Non-interest revenue	¥116,948	¥21,441	¥119,322	¥81,742	¥339,453
Net interest revenue	990	250	71,248	(40,700)	31,788

Net revenue	117,938	21,691	190,570	41,042	371,241
Non-interest expenses	79,075	13,882	168,363	38,508	299,828

Income (loss) before income taxes	¥38,863	¥7,809	¥22,207	¥2,534	¥71,413

Three months ended September 30, 2015
Non-interest revenue	¥114,459	¥22,637	¥148,038	¥32,132	¥317,266
Net interest revenue	1,199	217	44,873	(16,052)	30,237

Net revenue	115,658	22,854	192,911	16,080	347,503
Non-interest expenses	78,913	14,442	184,282	39,090	316,727

Income (loss) before income taxes	¥36,745	¥8,412	¥8,629	¥(23,010)	¥30,776

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other.”

The following tables present the major components of Income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2014	2015
Net gain (loss) related to economic hedging transactions	¥9,088	¥(1,501)
Realized gain on investments in equity securities held for operating purposes	3,145	205
Equity in earnings of affiliates	11,462	22,885
Corporate items	(11,482)	(43,925)
Other(1)	(7,125)	14,024

Total	¥5,088	¥(8,312)

	Millions of yen
	Three months ended September 30
	2014	2015
Net gain related to economic hedging transactions	¥2,169	¥1,052
Realized gain on investments in equity securities held for operating purposes	292	17
Equity in earnings of affiliates	7,963	9,054
Corporate items	(8,389)	(39,985)
Other(1)	499	6,852

Total	¥2,534	¥(23,010)

(1)	Includes the impact of Nomura’s own creditworthiness.

The tables below present reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2014	2015
Net revenue	¥738,582	¥762,537
Unrealized gain (loss) on investments in equity securities held for operating purposes	6,089	(1,901)

Consolidated net revenue	¥744,671	¥760,636

Non-interest expenses	¥618,992	¥634,747
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥618,992	¥634,747

Income before income taxes	¥119,590	¥127,790
Unrealized gain (loss) on investments in equity securities held for operating purposes	6,089	(1,901)

Consolidated income before income taxes	¥125,679	¥125,889

	Millions of yen
	Three months ended September 30
	2014	2015
Net revenue	¥371,241	¥347,503
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,592	(10,899)

Consolidated net revenue	¥373,833	¥336,604

Non-interest expenses	¥299,828	¥316,727
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥299,828	¥316,727

Income before income taxes	¥71,413	¥30,776
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,592	(10,899)

Consolidated income before income taxes	¥74,005	¥19,877

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2014	2015
Net revenue(1):
Americas	¥117,394	¥111,875
Europe	97,145	66,873
Asia and Oceania	40,118	49,598

Subtotal	254,657	228,346
Japan	490,014	532,290

Consolidated	¥744,671	¥760,636

Income (loss) before income taxes:
Americas	¥(697)	¥(22,148)
Europe	(20,853)	(44,898)
Asia and Oceania	8,157	23,998

Subtotal	(13,393)	(43,048)
Japan	139,072	168,937

Consolidated	¥125,679	¥125,889

	Millions of yen
	Three months ended September 30
	2014	2015
Net revenue(1):
Americas	¥48,095	¥49,410
Europe	66,524	18,881
Asia and Oceania	21,527	21,873

Subtotal	136,146	90,164
Japan	237,687	246,440

Consolidated	¥373,833	¥336,604

Income (loss) before income taxes:
Americas	¥(6,757)	¥(19,791)
Europe	2,027	(35,180)
Asia and Oceania	8,476	9,210

Subtotal	3,746	(45,761)
Japan	70,259	65,638

Consolidated	¥74,005	¥19,877

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2015	September 30, 2015
Long-lived assets:
Americas	¥146,758	¥142,967
Europe	88,928	86,279
Asia and Oceania	14,891	13,461

Subtotal	250,577	242,707
Japan	274,202	266,950

Consolidated	¥524,779	¥509,657